Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
20. Quarterly Results of Operations (Unaudited)

The unaudited quarterly results of operations for the years ended December 31, 2016 and 2015 are summarized in the table below:

	Three months ended
(In millions, except per share data)	March 31	June 30	September 30	December 31
2016
Total revenues	$722	$1,047	$1,276	$1,062
Total benefits and expenses	634	839	1,205	676
Net income	87	192	158	368
Net income available to Athene Holding Ltd. shareholders	87	192	158	368

Earnings per share
Basic – Classes A, B and M-1[1]	$0.47	$1.03	$0.85	$1.94
Diluted – Class A	0.47	1.03	0.85	1.80
Diluted – Class B	0.47	1.03	0.85	1.94
Diluted – Class M-1	N/A	N/A	N/A	0.46

2015
Total revenues	$803	$544	$224	$1,045
Total benefits and expenses	637	413	149	825
Net income	160	104	72	242
Net income available to Athene Holding Ltd. shareholders	144	104	72	242

Earnings per share
Basic – Classes A and B	$1.01	$0.56	$0.39	$1.30
Diluted – Class A	1.01	0.56	0.39	1.30
Diluted – Class B	1.01	0.56	0.39	1.30
Diluted – Class M-1	N/A	N/A	N/A	N/A

N/A – Not applicable. Refer to Note 13 – Earnings Per Share for further discussion.
[1] Basic earnings per Class M-1 share was applicable only for the three months ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.

During the three months ended December 31, 2016, we recorded out-of-period adjustments that affected the consolidated statements of income for the three months ended September 30, 2016. These adjustments primarily related to DAC and VOBA amortization. In addition, during the three months ended September 30, 2016, we recorded out-of-period adjustments that primarily affected the consolidated statements of income for the year ended December 31, 2015. These out-of-period adjustments were primarily related to actuarial reserves, net of DAC and VOBA amortization.

As a result of these out-of-period adjustments, the consolidated net income for the three months ended December 31, 2016 was understated by $5 million and the consolidated net income for the three months ended September 30, 2016 was overstated by $23 million.

We evaluated these out-of-period adjustments and determined they were not material to the consolidated financial statements for either the three months ended September 30, 2016 or December 31, 2016, or any other previously reported period.